Employee Benefit Expenses	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Employee benefit expenses
11	Employee benefit expenses

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wages and salaries	1,931,121	2,009,645	2,142,959
Social welfare costs	782,789	714,484	861,375
Others	433,462	419,090	452,431

Total employee benefit expense	3,147,372	3,143,219	3,456,765

(a)	Five highest paid individuals
For the years ended 31 December 2019, 2020 and 2021, all
 5 individuals with the highest emoluments are directors and supervisors whose emoluments are disclosed in note 38.

(b)
Employees of the Group’s subsidiaries in the PRC are required to participate in a defined contribution retirement scheme administered and operated by the local municipal government. The Group’s subsidiaries in the PRC contribute funds which are calculated on certain percentages of the average employee salary as stipulated by the local municipal government to the scheme to fund the retirement benefits of the employees.

In addition, the Group provides a supplementary retirement plan for its staff at rates not exceeding 8% of the salaries. The Group has no other material obligation for the payment of pension benefits associated with these plans beyond the annual contributions described above.
For the year ended 31 December 2021, the Group’s total contributions to defined contribution retirement plans was RMB 431,818 thousand. (2019: RMB 383,698 thousand, 2020: RMB 342,073 thousand)

(c)	As at 31 December 2019, 31 December 2020 and 31 December 2021, there was no material outstanding contribution to the above defined contribution retirement plans.